Cover	Aug. 28, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K (the “Original Filing”) of Fusion Acquisition Corp. II (the “Company” or “Fusion”), filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 1, 2023, to correct a clerical error in the amount of shares of Class A common stock, par value $0.0001 per share (“Class A Common Stock”), reported to be subject to the non-redemption agreements. The full paragraph containing the disclosure with respect to the non-redemption agreements is included in this Amendment in its entirety.
Document Period End Date	Aug. 28, 2023
Entity File Number	001-40120
Entity Registrant Name	Fusion Acquisition Corp. II
Entity Central Index Key	0001840225
Entity Tax Identification Number	86-1352058
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	667 Madison Avenue
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	212
Local Phone Number	763-0169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	FSNB.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FSNB
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FSNB WS